Other income	12 Months Ended
Dec. 31, 2024
Other income.
Other income	9.Other income

	2024	2023	2022
	$’000	$'000	$'000

Gain on disposal of subsidiary (note 31.2)	83,838	—	—
Other income	4,337	83	2,584
Insurance claims	73	321	2,092
	88,248	404	4,676